Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2014 USD ($)
2015	$ 3,946
2016	4,978
2017	5,890
2018	4,969
2019	4,960
Thereafter	33,125
Operating Leases, Future Minimum Payments Due	$ 57,868